Employee Benefits - Post-employment benefit plans - defined benefit obligation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Employee Benefits
Capital and interest guarantee	100.00%
Qualifying insurance policies for plan assets	$ 17,908	$ 17,109
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Balance as of January 1	19,593	14,101
Current service cost	607	459
Past service cost	(223)	(385)
Interest cost (income)	356	341
Administrative cost	30	24
Effect of movements in exchange rates	(1,399)	1,404
Actuarial loss (gain) arising from financial assumptions	2,356	1,284
Actuarial loss arising from other assumptions	930
Effect of movements in exchange rates	(127)	260
Contributions paid by the employees and plan participants	1,780	3,207
Benefits paid	(1,295)	(1,102)
Balance as of December 31	22,608	19,593
Fair value of plan assets
Balance as of January 1	(17,109)	(12,913)
Interest cost (income)	(310)	(312)
Effect of movements in exchange rates	1,222	(1,286)
Return on plan assets excluding interest income	(523)	361
Effect of movements in exchange rates	53	(185)
Contributions paid by the employer	(756)	(669)
Contributions paid by the employees and plan participants	(1,780)	(3,207)
Benefits paid	1,295	1,102
Balance as of December 31	(17,908)	(17,109)
Net defined benefit liability (asset)
Balance as of January 1	2,484	1,188
Current service cost	607	459
Past service cost	(223)	(385)
Interest cost (income)	46	29
Administrative cost	30	24
Effect of movements in exchange rates	(177)	118
Actuarial loss (gain) arising from financial assumptions	2,356	1,284
Actuarial loss arising from other assumptions	930
Return on plan assets excluding interest income	(523)	361
Effect of movements in exchange rates	(74)	75
Contributions paid by the employer	(756)	(669)
Balance as of December 31	$ 4,700	$ 2,484
Percentage of defined benefit liability attributable to active members	94.00%	95.00%
Percentage of defined benefit liability attributable to pensioners	6.00%	5.00%
Discount rate as of December 31	0.85%	1.90%
Future salary growth	1.00%	1.90%
Interest rate on the savings account	1.25%	1.90%
Price inflation	1.00%	1.90%
Social security increase	1.00%	1.90%
Future pension growth	0.00%	0.00%
Contributions to be paid in 2025	$ 736
Weighted-average duration	15 years 2 months 12 days	13 years 10 months 24 days